Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 4,591	$ 5,351	$ 4,268
State	(134)	630	0
Total current	4,457	5,981	4,268
Deferred:
Federal	(119)	(284)	(1,085)
State	0	0	0
Total deferred	(119)	(284)	(1,085)
Total income tax expense	$ 4,338	$ 5,697	$ 3,183